OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables [Abstract]
Other receivables

(in thousands of $)	2018	2017
Agent receivables	4,383	4,794
Advances	1,055	664
Claims receivables	579	1,819
Other receivables	20,650	18,160
	26,667	25,437